Intangible assets (Details Text) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets Details Text [Abstract]
The PagSeguro Brazil Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives	three to five years	three to five years